Trade and Other Payables - Summary of Trade and Other Payable (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Payable to suppliers	₺ 4,615,606	₺ 3,467,338
Taxes payable	999,771	668,260
Accrued treasury share, universal service fund contribution and contributions to the ICTA's expenses	652,028	533,440
Accrued selling and marketing expenses	74,214	92,696
Other	379,060	214,871
Trade and other payables	₺ 6,720,679	₺ 4,976,605